Tax - Summary of Items Credited to Equity (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Income Taxes [Abstract]
Current tax credit on share-based payments	$ 5	$ 6	$ 5
Deferred tax credit on share-based payments	4	5	1
Total tax on items credited to equity	$ 9	$ 11	$ 6